Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses
Accrued payroll expenses	$ 12,360	$ 69,715
Accrued interest expense	0	12,216
Accrued commissions	28,836	3,030
Accrued repair expenses	335,000	0
Accrued liability for emission allowances	224,851	0
Other accrued expenses	109,540	74,021
Total	$ 710,587	$ 158,982